Net Income Per Share	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
11.	Net Income Per Share

The following table sets forth the computation of basic and diluted income per share for the years indicated:

	Year ended April 30,				8-month Period ended December 31,		Year ended December 31,
	2011		2012		2012		2013
	HK$		HK$		HK$		HK$

Basic and diluted income per share
Net income for the year – numerator		133,314		50,404		59,823		80,880
Weighted average number of basic and diluted ordinary shares outstanding - denominator		7,891,754		15,944,233		14,303,544		13,503,623

Basic and diluted income per share	HK$	16.9	HK$	3.2	HK$	4.2	HK$	6.0

In connection with the reverse acquisition and recapitalization, all share and per share amounts have been retroactively restated.